Cover	May 30, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Sharps Technology, Inc. (the “Company”) is furnishing this Amendment No. 1 to the Form 8-K filed by the Company on May 30, 2024, for the sole purpose of providing a correction to the share numbers referenced in the item 1.01 disclosure below, as well as the reference to the registration statement on Form S-1 (file No. 333-269743); and to include an amendment to exhibit 10.1 annexed hereto to this current report.
Document Period End Date	May 30, 2024
Entity File Number	001-41355
Entity Registrant Name	Sharps Technology, Inc.
Entity Central Index Key	0001737995
Entity Tax Identification Number	82-3751728
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	105 Maxess Road
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	574 -4436
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	STSS
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	STSSW
Security Exchange Name	NASDAQ